CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Income
Loans, Including Fees	$ 41,350,195	$ 41,963,113	$ 44,460,149
Federal Funds Sold and Securities Purchased Under Agreements to Resell	39,199	99,273	114,794
Deposits with Other Banks	26,704	42,903	45,646
Investment Securities
U. S. Government Agencies	3,516,978	4,824,423	6,873,296
State, County and Municipal	123,972	206,483	160,892
Corporate Obligations	47,275	76,029	91,034
Dividends on Other Investments	81,398	77,203	47,001
Interest Income	45,185,721	47,289,427	51,792,812
Interest Expense
Deposits	5,821,366	8,737,281	12,950,229
Federal Funds Purchased and Securities Sold Under Agreements to Repurchase	116	0	337,711
Borrowed Money	1,675,164	2,279,469	3,517,633
Interest Expense	7,496,646	11,016,750	16,805,573
Net Interest Income	37,689,075	36,272,677	34,987,239
Provision for Loan Losses	4,485,000	6,784,767	8,250,000
Net Interest Income After Provision for Loan Losses	33,204,075	29,487,910	26,737,239
Noninterest Income
Service Charges on Deposits	4,690,599	3,572,897	3,244,536
Other Service Charges, Commissions and Fees	1,725,271	1,514,898	1,311,758
Mortgage Fee Income	484,396	400,009	265,636
Securities Gains (Losses)	(363,804)	2,837,464	2,923,601
Gain on Sale of SBA Loans	635,190	305,924	946,732
Other	1,205,631	1,102,077	1,258,813
Noninterest Income	8,377,283	9,733,269	9,951,076
Noninterest Expenses
Salaries and Employee Benefits	16,691,972	15,564,893	14,632,693
Occupancy and Equipment	3,794,524	3,878,268	3,997,667
Directors' Fees	416,972	465,220	466,075
Legal and Professional Fees	721,322	1,085,881	1,186,884
Foreclosed Property	3,918,128	5,613,316	4,045,245
FDIC Assessment	1,321,981	1,497,974	1,828,799
Advertising	508,292	422,718	508,329
Software	852,475	789,226	660,120
Telephone	778,151	744,930	735,758
ATM/ Card Processing	641,228	511,186	348,221
Other	4,972,404	4,805,418	4,641,046
Noninterest Expense	34,617,449	35,379,030	33,050,837
Income Before Income Taxes	6,963,909	3,842,149	3,637,478
Income Taxes	2,334,864	1,200,851	1,103,883
Net Income	4,629,045	2,641,298	2,533,595
Preferred Stock Dividends	1,508,761	1,435,385	1,400,000
Net Income Available to Common Stockholders	$ 3,120,284	$ 1,205,913	$ 1,133,595
Net Income Per Share of Common Stock, Basic and Diluted (in dollars per share)	$ 0.37	$ 0.14	$ 0.13
Cash Dividends Declared Per Share of Common Stock (in dollars per share)	$ 0	$ 0	$ 0
Weighted Average Shares Outstanding, Basic and Diluted (in shares)	8,439,258	8,439,258	8,439,258